Receivables and Allowance for Doubtful Receivables (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
USF Program [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue support from regulatory agency, percentage	18.00%	19.00%	18.00%
Receivables net current		$ 109.6	$ 124.3
Rural Health Care Division [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from regulatory agency	$ 1.6